united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

EQUINOX AMPERSAND STRATEGY FUND

CLASS A SHARES: EEHAX

CLASS I SHARES: EEHIX

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

1-888-643-3431

WWW.EQUINOXFUNDS.COM

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.equinoxfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Equinox Ampersand Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the period ended December 31, 2018, as compared to its benchmark:

			Annualized
					Start of Performance **-
	Six Months	One Year	Three Year	Five Year	December 31, 2018
Equinox Ampersand Strategy Fund
Class A with Load	(14.34)%	(13.79)%	3.64%	2.87%	4.56%
Class A	(9.08)%	(8.55)%	5.71%	4.09%	5.73%
Class I	(8.90)%	(7.95)%	6.07%	4.42%	6.05%
S&P 500® Total Return Index ***	(6.85)%	(4.38)%	9.26%	8.49%	10.18%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Performance figures would have been lower had Equinox Institutional Asset Management, LP (the “Adviser”) not waived its fees or reimbursed a portion of the Fund’s expenses pursuant to an expense limitation agreement. Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its Advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.24% and 0.99% of the Fund’s average daily net assets for Class A and Class I shares, respectively. This expense limitation will remain in effect until October 31, 2019 but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occer unless the Fund’s operating expenses are below the expense limitation amount. The Fund’s “total annual fund operating expenses” and “total annual fund operating expenses after fee waiver and/or expense reimbursement,” respectively, are 3.16% and 1.24% for Class A Shares and 3.12% and 0.99% for Class I Shares per the November 1, 2018 prospectus. More recent expense ratio information is available in the Consolidated Financial Highlights included in this report. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is September 9, 2013.

***	The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Portfolio Composition	% of Net Assets
Exchange Traded Funds	2.0%
U.S. Treasury Notes	78.2%
Other assets and liabilities - net ^	19.8%
100.0%

^	Includes net unrealized depreciation on swap contract and futures contracts.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Equinox Ampersand Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares				Fair Value
	EXCHANGE TRADED FUNDS - 2.0%
3,000	Invesco BulletShares 2019 High Yield Corporate Bond ETF			$70,920
3,000	Invesco BulletShares 2020 High Yield Corporate Bond ETF			70,290
	TOTAL EXCHANGE TRADED FUNDS (Cost - $145,304)			141,210

Principal		Coupon
Amount		Rate %	Maturity Date
	U.S. TREASURY NOTES - 78.2%
$1,225,000	United States Treasury Note	1.250	1/31/2020	1,207,415
600,000	United States Treasury Note *	1.250	1/31/2020	591,387
225,000	United States Treasury Note	1.500	2/28/2019	224,681
100,000	United States Treasury Note *	1.500	2/28/2019	99,858
1,000,000	United States Treasury Note	1.500	4/15/2020	986,797
225,000	United States Treasury Note	1.625	7/31/2019	223,809
200,000	United States Treasury Note *	1.625	7/31/2019	198,941
1,475,000	United States Treasury Note	2.000	7/31/2020	1,463,131
600,000	United States Treasury Note *	2.000	7/31/2020	595,172
	TOTAL U.S. TREASURY NOTES (Cost - $5,589,658)			5,591,191

	TOTAL INVESTMENTS - 80.2% (Cost - $5,734,962)			$5,732,401
	OTHER ASSETS AND LIABILITIES - NET - 19.8%			1,415,338
	TOTAL NET ASSETS - 100.0%			$7,147,739

*	This investment is a holding of Equinox Ampersand Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

LONG FUTURES CONTRACTS

Number of				Notional Value at	Unrealized
Contracts	Description	Counterparty	Expiration Date	December 31, 2018	Depreciation
58	S&P 500 E-Mini Future	Morgan Stanley	Mar-19	$7,265,080	$(179,365)

SWAP CONTRACTS

Notional Value at					Unrealized
December 31, 2018	Total Return Swap	Counterparty	Fixed Rate Paid	Termination Date	Depreciation
			0.35% of the
12,325,000	Equinox Ampersand Fund Basket	Deutsche Bank	notional value	7/1/2023	$(8,897)
	Total Net Unrealized Depreciation on Swap Contract				$(8,897)
Total Return Swap Holdings ^

FUTURES CONTRACTS
					Unrealized
Number of				Notional Value at	Appreciation/
Contracts	Description	Counterparty	Expiration Date	December 31, 2018	(Depreciation)
SHORT CONTRACTS
22	2 Year Euro-Schatz Future	Deutsche Bank	Mar-19	2,762,527	$(1,226)
52	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-19	15,009,390	683
9	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	2,620,289	131
5	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	1,416,751	(1,016)
9	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	2,486,506	(48)
5	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-21	1,330,369	(175)
20	3 Month Sterling	Deutsche Bank	Mar-19	3,176,565	(250)
3	10 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	2,092,052	(3,051)
10	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-19	1,623,272	134
16	Eurodollar	Deutsche Bank	Mar-19	3,802,959	(5,064)
13	Eurodollar	Deutsche Bank	Dec-19	3,063,244	(3,963)
6	Eurodollar	Deutsche Bank	Mar-20	1,362,866	(362)
14	Eurodollar	Deutsche Bank	Sep-20	3,443,083	(19,581)
14	Eurodollar	Deutsche Bank	Dec-20	3,358,324	(17,862)
3	Nikkei 225 Future	Deutsche Bank	Mar-19	27,941,520	22,916
30	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	5,408,987	(9,065)

LONG CONTRACTS
28	2 Year Euro-Schatz Future	Deutsche Bank	Mar-19	3,630,489	979
18	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	5,160,901	(50)
13	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	3,664,992	1,504
6	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	1,641,250	1,026
36	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	10,375,174	12,430
15	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-20	4,232,137	6,742
26	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-20	7,492,930	5,394
5	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-21	1,447,082	881
12	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-21	3,396,411	2,542
12	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-22	3,288,832	2,388
9	3 Month Sterling	Deutsche Bank	Jun-19	1,384,550	225
19	3 Month Sterling	Deutsche Bank	Dec-19	2,937,363	21
20	3 Month Sterling	Deutsche Bank	Dec-20	3,075,781	(3)
30	3 year Australian Treasury Bond Future	Deutsche Bank	Mar-19	6,370,263	9,541
13	5 Year US Treasury Notes Future	Deutsche Bank	Apr-19	1,433,530	11,099
9	10 Year Australian Treasury Bond Future	Deutsche Bank	Mar-19	6,705,682	9,632
3	10 Year Japanese Government Bond Future	Deutsche Bank	Mar-19	3,932,119	15,352
19	10 Year US Treasury Notes Future	Deutsche Bank	Mar-19	2,305,502	27,319
10	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-19	1,701,839	699
15	Euro-BOBL Future	Deutsche Bank	Mar-19	2,274,104	3,969
18	Euro-BUND Future	Deutsche Bank	Mar-19	3,283,756	17,539
6	Eurodollar	Deutsche Bank	Mar-19	1,428,821	1,158
6	Eurodollar	Deutsche Bank	Jun-19	1,389,628	2,896
7	Eurodollar	Deutsche Bank	Sep-19	1,659,913	2,389
24	Eurodollar	Deutsche Bank	Dec-19	5,878,098	27,269
14	Eurodollar	Deutsche Bank	Dec-20	3,358,591	16,701
24	Eurodollar	Deutsche Bank	Dec-21	5,832,022	7,458
8	Long Gilt Future	Deutsche Bank	Mar-19	1,318,170	5,832
0	Nikkei 225 Future	Deutsche Bank	Mar-19	4,192,941	(1,842)
11	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-19	1,964,796	5,705
14	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-19	2,527,482	5,441

See accompanying notes to consolidated financial statements

Equinox Ampersand Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

OPTIONS ON CURRENCY
					Unrealized
					Appreciation/
Put/Call	Description	Expiration	Strike Price	Notional Value	(Depreciation)
Purchased
Put	USD/EUR	May-19	1.08	1,315,670	$1,890

Written
Put	USD/EUR	Apr-19	1.06	2,001,772	(311)
Put	USD/EUR	Apr-19	1.14	2,512,685	(25,233)

^	These investments are not direct holdings of Equinox Ampersand Strategy Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

ASSETS
Investment securities:
At cost	$5,734,962
At fair value	$5,732,401
Cash	1,208,406
Swap margin balance *	506,582
Deposits for future contracts **	270,979
Receivable due from Adviser	4,459
Interest receivable	36,272
Prepaid expenses and other assets	45,013
TOTAL ASSETS	7,804,112

LIABILITIES
Unrealized depreciation on futures contracts	179,365
Unrealized depreciation on swap contract	8,897
Due to Broker - Swap contract	406,717
Payable for fund shares redeemed	40,133
Distribution (12b-1) fees payable	464
Payable to related parties	5,807
Accrued expenses and other liabilities	14,990
TOTAL LIABILITIES	656,373
NET ASSETS	$7,147,739

Net Assets Consist Of:
Paid in capital	$8,250,312
Accumulated loss	(1,102,573)
NET ASSETS	$7,147,739

*	Pledged as collateral for swap agreement.

**	Pledged as collateral for futures contracts.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2018

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,736,727
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	192,744
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.01
Maximum offering price per share (maximum sales charges of 5.75%)	$9.56

Class I Shares:
Net Assets	$5,411,012
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	593,833
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.11

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1%.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended December 31, 2018

INVESTMENT INCOME
Dividends	$1,934
Interest	102,898
TOTAL INVESTMENT INCOME	104,832

EXPENSES
Investment advisory fees	42,149
Distribution (12b-1) fees - Class A	4,545
Legal fees	56,989
Registration fees	44,566
Audit fees	11,208
Accounting services fees	2,513
Transfer agent fees	15,215
Compliance officer fees	345
Custodian fees	6,724
Administrative services fees	3,376
Insurance expense	16
Printing and postage expenses	20,127
Trustees fees and expenses	3,973
Shareholder Service Fees	952
Other expenses	1,190
TOTAL EXPENSES	213,888

Less: Fees waived and expenses reimbursed by the Adviser	(154,027)

NET EXPENSES	59,861
NET INVESTMENT INCOME	44,971

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(9,641)
Futures contracts	(786,970)
Futures commissions	(1,025)
Swap contract	(743,358)
(1,540,994)
Net change in unrealized appreciation on:
Investments	1,269
Futures contracts	62,715
Swap contract	400,674
464,658

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,076,336)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,031,365)

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income/(loss)	$44,971	$(57,207)
Net realized gain/(loss) on investments, futures contracts, and swap contract	(1,540,994)	1,036,279
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, and swap contract	464,658	(353,140)
Net increase/(decrease) in net assets resulting from operations	(1,031,365)	625,932

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(371,278)
Class C (a)	—	(17,418)
Class I	—	(480,045)
	—	(868,741)

Total Distributions Paid*	(397,004)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	401,929	633,804
Class C (a)	—	86,450
Class I	1,551,368	8,947,043
Net asset value of shares issued in reinvestment of distributions:
Class A	93,700	357,134
Class C (a)	—	17,418
Class I	278,639	468,692
Redemption fee proceeds:
Class A	—	235
Class C (a)	—	91
Class I	1,140	21,175
Payments for shares redeemed:
Class A	(2,344,462)	(1,087,696)
Class C (a)	—	(202,011)
Class I	(3,193,302)	(3,874,795)
Net increase/(decrease) in net assets from shares of beneficial interest	(3,210,988)	5,367,540

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(4,639,357)	5,124,731

NET ASSETS
Beginning of Period	11,787,096	6,662,365
End of Period**	$7,147,739	$11,787,096

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $372,725 as of June 30, 2018.

(a)	Effective April 9, 2018, all outstanding Class C shares were converted to Class A shares.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	38,935	59,921
Shares Reinvested	10,624	34,572
Shares Redeemed	(243,526)	(103,387)
Net decrease in shares of beneficial interest outstanding	(193,967)	(8,894)

Class C: (a)
Shares Sold	—	8,426
Shares Reinvested	—	1,754
Shares Redeemed	—	(20,762)
Net decrease in shares of beneficial interest outstanding	—	(10,582)

Class I:
Shares Sold	145,631	827,853
Shares Reinvested	31,238	44,980
Shares Redeemed	(317,750)	(373,760)
Net increase/(decrease) in shares of beneficial interest outstanding	(140,881)	499,073

(a)	Effective April 9, 2018, all outstanding Class C shares were converted to Class A shares.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A (1)
	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2018		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2018	2017	2016	2015		2014
Net asset value, beginning of period	$10.42		$10.36	$10.21	$10.11	$11.01		$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.03		(0.07)	(0.11)	(0.13)	(0.15)		(0.12)
Net realized and unrealized gain/(loss) on investments, futures contracts and swap contract	(0.99)		1.05	0.78	0.89	0.82		1.14
Total from investment operations	(0.96)		0.98	0.67	0.76	0.67		1.02
Less distributions from:
Net investment income	—		—	(0.26)	—	—		—
Net realized gains	(0.45)		(0.92)	(0.26)	(0.66)	(1.57)		(0.01)
Total distributions	(0.45)		(0.92)	(0.52)	(0.66)	(1.57)		(0.01)
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—		0.00	(3)
Net asset value, end of period	$9.01		$10.42	$10.36	$10.21	$10.11		$11.01
Total return (4)	(9.08)%		9.50%	6.79%	8.24%	6.00%		10.23%
Net assets, at end of period (000’s)	$1,737		$4,029	$4,098	$3,972	$4,618		$5,079
Supplemental data and ratios:
Ratio of gross expenses to average net assets (6)	4.12	% (7)	3.36%	3.37%	4.08%	4.15	% (8)	5.97	% (7)(8)
Ratio of net expenses to average net assets	1.24	% (7)	1.45%	1.45%	1.45%	1.81	% (8)(10)	2.49	% (7)(8)
Ratio of net investment income/(loss) to average net assets	0.64	% (7)	(0.70)%	(1.08)%	(1.28)%	(1.44	)% (8)(9)	(1.40	)% (7)(8)(9)
Portfolio Turnover Rate	67	% (5)	69%	0%	0%	31%		49	% (5)

(1)	The Equinox Ampersand Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical and assume changes in share prices and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Adviser and Administrator not waived its fees or reimbursed a portion of the Fund’s expense, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and Administrator.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(10)	Ratio exceeds the expense limit in place as of June 30, 2015 because the Adviser reduced the expense limit during the year.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I (1)
	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2018		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2018	2017	2016	2015		2014 (1)
Net asset value, beginning of period	$10.56		$10.43	$10.28	$10.15	$11.03		$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.05		(0.04)	(0.09)	(0.10)	(0.13)		(0.09)
Net realized and unrealized gain/(loss) on investments, futures contracts and swap contract	(1.00)		1.05	0.79	0.89	0.82		1.13
Total from investment operations	(0.95)		1.01	0.70	0.79	0.69		1.04
Less distributions from:
Net investment income	(0.05)		—	(0.29)	—	—		—
Net realized gains	(0.45)		(0.92)	(0.26)	(0.66)	(1.57)		(0.01)
Total distributions	(0.50)		(0.92)	(0.55)	(0.66)	(1.57)		(0.01)
Paid-in-Capital From Redemption Fees	0.00	(3)	0.04	—	0.00 (3)	—		0.00	(3)
Net asset value, end of period	$9.11		$10.56	$10.43	$10.28	$10.15		$11.03
Total return (4)	(8.90)%		10.15%	7.00%	8.50%	6.19%		10.43%
Net assets, at end of period (000’s)	$5,411		$7,758	$2,458	$1,650	$2,025		$4,378
Supplemental data and ratios:
Ratio of gross expenses to average net assets (6)	3.69	% (7)	3.32%	3.11%	3.77%	4.13	% (8)	5.64	% (7)(8)
Ratio of net expenses to average net assets	0.99	% (7)	1.20%	1.20%	1.20%	1.60	% (8)(10)	2.24	% (7)(8)
Ratio of net investment income/(loss) to average net assets	0.89	% (7)	(0.41)%	(0.83)%	(1.04)%	(1.19	)% (8)(9)	(1.14	)% (7)(8)(9)
Portfolio Turnover Rate	67	% (5)	69%	0%	0%	31%		49	% (5)

(1)	The Equinox Ampersand Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than on year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charge and, if applicable, wire redemption fees. Had the Adviser and Administrator not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and Administrator.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(10)	Ratio exceeds the expense limit in place as of June 30, 2015 because the Adviser reduced the expense limit during the year.

See accompanying notes to consolidated financial statements.

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION

The Equinox Ampersand Strategy Fund, (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2013. The investment objective of the Fund is to seek to achieve returns and volatility comparable to the S&P 500® Total Return Index, while seeking to avoid the full impact of downside risk. Prior to June 29, 2018, the investment objective of the Fund was to achieve capital appreciation with moderate correlation to and with less volatility than the S&P 500® Total Return Index.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more the Fund’s Class A shares will not pay an initial sales charge on the purchase however, they may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed. Effective March 23, 2018, the fund ceased offering Class C shares. The Fund converted any remaining Class C Shares into Class A Shares on April 9, 2018. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of Equinox Funds Trust (the

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

“Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$141,210	$—	$—	$141,210
U.S. Treasury Notes	—	5,591,191	—	5,591,191
Total	$141,210	$5,591,191	$—	$5,732,401

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract *	$—	$8,897	$—	$8,897
Futures Contract *	179,365	—	—	179,365
Total	$179,365	$8,897	$—	$188,262

*	Represents net unrealized depreciation on swap contracts and futures contracts.

There were no transfers into or out of any level during the current period presented.

It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Equity Hedge Fund Limited (“EHS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

EHS-CFC utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the managed futures program of Quest Hedging Program (the “Program”) to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the Program, the Fund may have increased or decreased exposure to one or more of the risk factors including, with respect to the Program, swap agreements, defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the EHS-CFC is as follows:

			% Of the Fund’s
	Inception Date of	EHS-CFC Net Assets at	Total Net Assets at
	EHS-CFC	December 31, 2018	December 31, 2018
EHS-CFC	6/27/2018	$1,586,356	22.19%

For tax purposes, EHS-CFC is an exempted Cayman investment company. EHS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S.

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

income tax purposes, EHS-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EHS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (June 30, 2015-2017) or expected to be taken in the Fund’s June 30, 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Colorado where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, to hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended December 31, 2018, the Fund had a net change in unrealized appreciation of $62,715 from futures contracts. For the six months ended December 31, 2018, the Fund had net realized losses of $786,970 from futures contracts subject to equity price risk.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund enters into various swap transactions for investment purposes and to manage interest rate, equity, foreign exchange (currency), or credit risk. These two-party contracts are entered into primarily to exchange the returns (or

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as net change in unrealized appreciation or depreciation in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Swap agreements may also involve fees, commissions and other costs that may reduce the value of the swap agreement. These costs are not reflected in the Consolidated Statement of Operations, are deducted from the return of any such derivative instrument and, therefore, represent an indirect cost of investment in the Fund.

The Fund maintains cash and/or investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. As of December 31, 2018, the notional value of the swap was $12,325,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Adviser will reduce exposure to the counterparty whenever the unrealized appreciation on the swap exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Adviser may determine. If the Adviser determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of December 31, 2018, the net change in unrealized appreciation on the swap contract was $400,674. For the six months ended December 31, 2018, the Fund had net realized losses of $743,358 from the swap contract.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2018:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives
Equity/Currency/ Interest Rate Contracts	Unrealized depreciation on swap contract and futures contract

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

Fair Values of derivative instruments as of December 31, 2018:

	Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value
Mixed; interest rate, equity and foreign exchange contracts:	Net unrealized depreciation on swap contract	$8,897	*

Equity contracts:	Unrealized depreciation on futures contracts	179,365	*
		$188,262

*	Includes cumulative appreciation/depreciation of futures and swap contracts as reported in the Consolidated Portfolio of Investments.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2018:

	Realized	Change in Unrealized
Location of Gain or (Loss) On	Loss on	Appreciation
Derivatives	Derivatives	on Derivatives
Net realized loss on futures contracts	$(786,970)
Net change in unrealized appreciation on futures contracts		$62,715
Net realized loss on swap contract	(743,358)
Net change in unrealized appreciation on swap contract		400,674
	$(1,530,328)	$463,389

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation/(depreciation) of futures and swap contracts. As of December 31, 2018, the Fund is subject to a master netting arrangement for the swaps and futures. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2018.

					Gross Amounts Not Offset in the
					Consolidated Statement of Assets &
Liabilities:					Liabilities

			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented in
	Gross Amounts		Consolidated	the Consolidated
	of Recognized		Statement of Assets	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities		& Liabilities	Liabilities	Instruments	Pledged		Net Amount

Unrealized Depreciation on Swap Contract	$8,897	(1)	$—	$8,897	$—	$8,897	(2)	$—

Unrealized Depreciation on Futures Contracts	179,365	(1)	—	179,365	—	179,365	(2)	—
Total	$188,262		$—	$188,262	$—	$188,262		$—

(1)	Gross unrealized depreciation as presented in the Consolidated Portfolio of Investments.

(2)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash pledged as collateral as of December 31, 2018 was $497,685 for the swap contract and $91,614 for the futures contracts.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $5,302,418 and $4,666,211, respectively.

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Effective July 2, 2018, as compensation for its services and the related expenses borne by the Adviser, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Prior to July 2, 2018, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly at an annual rate of 0.95%. For the six months ended December 31, 2018, the Fund incurred Advisory fees of $42,149.

Under the terms of the expense limitation agreement, effective July 2, 2018, the Adviser has contractually agreed to reduce its Advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.24% and 0.99% of the Fund’s average daily net assets for Class A and Class I shares, respectively. This expense limitation will remain in effect until October 31, 2019 but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. Prior to July 2, 2018, the expense limitation was 1.45% and 1.20% for Class A and Class I shares, respectively.

For the six months ended December 31, 2018, the Adviser waived fees and reimbursed expenses in the amount of $154,027.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.24% and 0.99% of average daily net assets attributable to Class A and Class I shares, respectively, the Adviser shall be entitled to recoupment by the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 1.24% and 0.99% of average daily net assets for each share class. If Fund operating expenses attributable to Class A and Class I shares subsequently exceed 1.45% and 1.20% respectively per annum of the average daily net assets, the recoupment by the Adviser shall be suspended.

The following is subject to recapture by the Adviser:

$146,756	June 30, 2019
$189,512	June 30, 2020
$211,146	June 30, 2021

The Adviser may seek reimbursement only for fees waived or expenses reimbursed or paid by it during the three fiscal date on years from date on which the Adviser reduced its compensation and/or assumed expenses for the Fund; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

The Board may terminate this expense reimbursement arrangement at any time.

On June 30, 2018, $175,340 of previously waived fees/reimbursed expenses expired without recoupment by the Adviser.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares which is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the six months ended December 31, 2018, Class A shares were charged $4,545 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended December 31, 2018, the Distributor received $3,522 in underwriting commissions for sales of Class A shares, of which $522 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2018, the Fund received $0 and $1,140 for Class A and Class I, respectively.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$5,734,962	$3,201	$(5,762)	$(2,561)

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2018	June 30, 2017
Ordinary Income	$86,772	$253,123
Long-Term Capital Gain	781,969	74,555
Return of Capital	—	—
	$868,741	$327,678

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$366,472	$(36,846)	$—	$—	$(3,830)	$325,796

The difference between book basis and tax basis unrealized depreciation, undistributed net investment income (loss) and accumulated net realized gains from investments is primarily attributable to, the mark-to-market on open futures and swaps contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $36,846.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassification for the year ended June 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(143,069)	$394,868	$(251,799)

8.	RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for

Equinox Ampersand Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted effective with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements, except as noted below.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including the Distributor, and Blu Giant, sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Equinox Ampersand Strategy Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the Equinox Ampersand Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Fund’s	Beginning	Account	Paid	Account	Paid
Equinox Ampersand	Annualized	Account Value	Value	During	Value	During
Strategy Fund	Expense Ratio	7-1-18	12-31-18	Period*	12-31-18	Period
Class A	1.24%	$1,000.00	$909.20	$5.97	$1,018.95	$6.31
Class I	0.99%	$1,000.00	$911.00	$4.77	$1,020.21	$5.04

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Equinox Ampersand Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Approval of Continuation of Investment Advisory Agreement between Equinox Institutional Asset Management and Equinox Funds Trust on behalf of Equinox Ampersand Strategy Fund

At a meeting held on November 15, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management (“EIAM”) and the Trust (the “Agreement”) on behalf of Equinox Ampersand Strategy Fund (the “Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Fund, (ii) the size and qualifications of the portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) a comparison of the advisory fee charged by the Adviser to the Fund to the advisory fee of comparable funds, (v) investment performance, (vi) the capitalization and financial condition of EIAM, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Funds and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Funds, (xi) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xii) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with representatives of the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Fund and EIAM. The Trustees reviewed the historical performance of the Fund as compared to the Fund’s benchmark index, the S&P 500 Index (the “Index”), and as compared to two other investment companies managed by other investment advisers that employ a managed futures strategy (the “Peer Funds”). The Trustees considered the performance of the Fund against the Index and Peer Funds for the one year, three year, five year and since inception periods ended September 30, 2018, noting that longer term performance data was not available. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

The Trustees noted that the Fund underperformed the Index and each of the Peer Funds for the one year, three year, five year and since inception periods ended September 30, 2018. The Trustees considered explanations provided by EIAM regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s investment strategy, volatility targets and portfolio construction in comparison to the Peer Funds. The Board discussed with

Equinox Ampersand Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

EIAM the reasons behind such results for the Fund. Where the Fund lagged the Peer Funds or the Index, the Trustees considered other factors that supported the continuation of the Agreement, including EIAM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies. Taking note of EIAM’s discussion of the various factors contributing to the Fund’s performance and its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

Fees. The Trustees noted that the representatives of EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by Adviser as to differences in fees charged to the Fund and other similarly managed accounts, including other investment companies. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Adviser.

Knowledge, experience, and qualifications. The Trustees then considered the level and depth of knowledge of EIAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by EIAM, the Board took into account its familiarity with EIAM’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account EIAM’s compliance policies and procedures and reports regarding the Adviser’s compliance operations. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Costs. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally, and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.

Equinox Ampersand Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders, but that the Fund’s fee structure did not currently include breakpoints.

The Trustees determined to approve the continuation of the Agreement for an additional one year period. In approving the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EIAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISER
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

 /s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date  3/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

 /s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date  3/8/19

By (Signature and Title)

 /s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 3/8/19